UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP OPPORTUNITIES FUND July 31, 2018 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.0%‡

	Shares	Value

CONSUMER DISCRETIONARY — 5.0%
HealthStream	105,411	$2,959,941
Kirkland’s *	153,846	1,750,768
Movado Group	68,360	3,404,328

		8,115,037

ENERGY — 4.4%
Natural Gas Services Group *	103,411	2,285,383
Panhandle Oil and Gas, Cl A	116,737	2,381,435
RPC	163,789	2,424,077

		7,090,895

FINANCIAL SERVICES — 28.4%
Banc of California	39,099	781,980
Banner	44,503	2,802,354
Bryn Mawr Bank	54,985	2,686,017
CBTX	30,160	1,127,381
Columbia Banking System	76,391	3,126,684
Enterprise Financial Services	76,569	4,307,006
Financial Institutions	70,773	2,243,504
Flushing Financial	62,327	1,563,161
Heritage Financial	94,604	3,315,870
National Commerce *	64,873	2,828,463
OceanFirst Financial	133,195	3,885,298
Old Second Bancorp	73,563	1,140,226
PacWest Bancorp	64,218	3,225,028
Pinnacle Financial Partners	45,975	2,873,438
Renasant	77,919	3,481,421
Sterling Bancorp	113,666	2,523,385
Veritex Holdings *	13,200	406,824
WSFS Financial	60,130	3,409,371

		45,727,411

HEALTH CARE — 11.2%
AtriCure *	92,145	2,639,954
Cambrex *	39,416	2,463,500
Hanger Orthopedic Group *	112,630	1,971,025
Invacare	232,322	4,146,948
Supernus Pharmaceuticals *	64,036	3,390,706
US Physical Therapy	33,234	3,481,262

		18,093,395

MATERIALS & PROCESSING — 5.0%
Insteel Industries	73,052	3,004,629
NN	13,624	292,916
Northwest Pipe *	104,386	2,041,790
NV5 Global *	36,492	2,747,848

		8,087,183

PRODUCER DURABLES — 30.4%
Altra Industrial Motion	54,934	2,411,603
ASGN *	44,815	4,046,795
AZZ	52,723	2,857,586
Columbus McKinnon	65,781	2,707,546
CRA International	61,216	3,313,010

COMMON STOCK — continued

	Shares	Value

PRODUCER DURABLES — continued
DXP Enterprises *	68,899	$2,848,285
Exponent	47,517	2,323,581
Federal Signal	157,680	3,744,900
GP Strategies *	115,987	2,192,154
Hurco	67,745	3,001,103
Kadant	25,820	2,494,212
Knight-Swift Transportation Holdings, Cl A	67,968	2,212,358
Lydall *	42,428	1,968,659
Marten Transport	113,137	2,472,044
Multi-Color	22,288	1,478,809
Old Dominion Freight Line	17,208	2,526,134
SP Plus *	73,981	2,885,259
Sterling Construction *	257,211	3,454,344

		48,938,382

TECHNOLOGY — 12.6%
CalAmp *	150,086	3,415,957
Carbonite *	73,853	2,533,158
GTT Communications *	46,668	2,074,392
I3 Verticals, Cl A *	123,000	1,883,130
Ichor Holdings *	93,894	1,971,774
Inphi *	56,889	1,788,590
Novanta *	71,619	4,465,445
PDF Solutions *	204,643	2,148,752

		20,281,198

Total Common Stock (Cost $108,252,665)		156,333,501

SHORT-TERM INVESTMENT — 3.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.790% (A) (Cost $4,998,484)	4,998,484	4,998,484

Total Investments — 100.1% (Cost $113,251,149)		$161,331,985

Percentages are based on Net Assets of $161,127,601.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, where as broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl	Class

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ACP-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE NEXTGEN TECHNOLOGY FUND July 31, 2018 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.2%‡

	Shares	Value

CONSUMER DISCRETIONARY — 11.2%
Charter Communications, Cl A *	158	$48,124
Comcast, Cl A	3,363	120,328
General Motors	428	16,225

		184,677

INFORMATION TECHNOLOGY — 29.7%
Accenture, Cl A	146	23,262
Cisco Systems	1,265	53,497
Cognizant Technology Solutions, Cl A	155	12,633
Facebook, Cl A *	356	61,438
Intel	1,115	53,632
LG Display ADR	5,653	53,025
Mastercard, Cl A	185	36,630
Mimecast *	161	5,781
NXP Semiconductors *	669	63,782
PayPal Holdings *	280	22,999
Qualcomm	275	17,625
Visa, Cl A	347	47,449
Yandex, Cl A *	987	35,493

		487,246

TECHNOLOGY — 36.2%
Alphabet, Cl A *	119	146,039
Alphabet, Cl C *	65	79,122
Hewlett Packard Enterprise	1,605	24,781
Lumentum Holdings *	3,273	171,014
Microsoft	1,493	158,378
Viavi Solutions *	1,450	14,674

		594,008

UTILITIES — 17.1%
AT&T	4,287	137,056
Verizon Communications	1,486	76,737
Zayo Group Holdings *	1,789	66,354

		280,147

Total Common Stock (Cost $1,521,050)		1,546,078

Total Investments — 94.2% (Cost $1,521,050)		$1,546,078

Percentages are based on Net Assets of $1,641,697.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, where as broad sectors are utilized for reporting purposes.

ADR	American Depository Rate
Cl	Class

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ACP-QH-003-0200

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE VIMCO SMALL CAP VALUE FUND JULY 31, 2018 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.7%‡

	Shares	Value

CONSUMER DISCRETIONARY — 21.2%
AMC Networks, Cl A *	1,241	$74,820
Cars.com *	1,516	43,009
EW Scripps, Cl A	3,967	51,968
Gentherm *	1,126	51,008
Group 1 Automotive	341	23,867
Malibu Boats, Cl A *	485	18,231
Michaels *	1,737	35,452
MSG Networks *	2,563	60,358
Sally Beauty Holdings *	2,640	43,534
Sportsman’s Warehouse Holdings *	5,844	29,746
Tenneco	1,751	80,721
Thor Industries	397	37,655
Winnebago Industries	1,143	45,606

		595,975

CONSUMER STAPLES — 1.0%
SpartanNash	1,191	28,536

ENERGY — 2.6%
World Fuel Services	2,616	72,803

FINANCIAL SERVICES — 33.0%
Argo Group International Holdings	689	43,097
Aspen Insurance Holdings	1,938	78,392
Axis Capital Holdings	1,641	92,815
Cardtronics *	1,427	36,132
CoreLogic *	1,015	49,430
Donnelley Financial Solutions *	4,701	97,781
Euronet Worldwide *	452	41,557
FirstCash	615	49,938
GAIN Capital Holdings	6,336	43,148
GEO Group REIT	3,830	99,120
Investors Bancorp	2,928	36,659
Kearny Financial	1,672	23,993
Navigators Group	1,093	65,963
Northrim BanCorp	1,110	44,733
TCF Financial	2,299	57,728
Virtus Investment Partners	500	66,625

		927,111

HEALTH CARE — 7.6%
Cambrex *	630	39,375
ICON *	559	77,790
MEDNAX *	969	41,464
Syneos Health, Cl A *	1,097	54,055

		212,684

INDUSTRIALS — 4.2%
AAR	798	37,833
AECOM *	1,202	40,339
JELD-WEN Holding *	1,515	41,572

		119,744

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 3.7%
Advanced Energy Industries *	460	$28,170
Cirrus Logic *	907	39,237
Coherent *	237	37,460

		104,867

MATERIALS & PROCESSING — 7.7%
Domtar	641	30,909
Owens-Illinois *	2,699	50,417
Schweitzer-Mauduit International	831	34,478
USG *	1,172	50,654
Worthington Industries	1,079	50,519
		216,977

PRODUCER DURABLES — 5.2%
Air Lease, Cl A	1,809	79,524
Huron Consulting Group *	848	37,015
Lydall *	636	29,510

		146,049

TECHNOLOGY — 9.5%
ACI Worldwide *	2,313	59,768
ARRIS International *	3,127	78,988
NCR *	1,696	47,352
Sabre	3,264	80,360

		266,468

Total Common Stock (Cost $2,619,325)		2,691,214

Total Investments — 95.7% (Cost $2,619,325)		$2,691,214

Percentages are based on Net Assets of $2,811,131.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, Where as broad sectors are utilized for reporting purposes.

Cl	Class
REIT	Real Estate Investment Trust

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

ACP-QH-004-0200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018